Annual Total Returns[BarChart] - ProShares Short MSCI Emerging Markets - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.99%	(20.21%)	(1.25%)	(0.12%)	11.98%	(15.27%)	(28.09%)	14.60%	(15.35%)	(24.27%)